UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21113

Constellation Institutional Portfolios
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, OH 45202
(Address of principal executive offices) (Zip code)

     Jill McGruder
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH 45202
(Name and address of agent for service)

registrant’s telephone number, including area code:  (513) 362-8431

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
 June 30, 2006

CIP Sands Capital Institutional Growth Portfolio

CIP JSAM Large Cap Value Portfolio

CIP JSAM Value Portfolio

Investment Manager
Touchstone Advisors, Inc.

Investment Sub-Advisers
Sands Capital Management, LLC

JS Asset Management, LLC

Contents

1	Letter to Our Shareholders
2	Performance
3 – 4	Disclosure of Fund Expenses
5 – 7	Schedule of Investments
8 – 11	Financial Statements
12 – 18	Notes to Financial Statements
19	Shareholder Additional Information

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Letter to Shareholders

To our Shareholders

Dear Constellation Institutional Portfolios Shareholder:

We are pleased to present you with the Semi-Annual Report of the Constellation Institutional Portfolios. Inside, you will find key financial information for the six months ended June 30, 2006.

As you may be aware, Touchstone Advisors, Inc. completed the acquisition of the assets of Constellation Investment Management Company, L.P. (CIMCO), advisor to the Constellation Institutional Portfolios on March 1, 2006.

At that time, Touchstone Advisors, Inc. replaced CIMCO as the advisor to all of the Constellation Institutional Portfolios. Concurrently, Touchstone Securities, Inc. became the distributor of the Constellation Institutional Portfolios, which were formerly distributed by Constellation Investment Distribution Company, Inc. (CIDCO).

While Touchstone Advisors assumed responsibility from CIMCO for selecting and monitoring fund sub-advisors, the Constellation Institutional Portfolios’ sub-advisors continue to be responsible for the day-to-day management of the funds. Touchstone is proud to be associated with the premier institutional money management firms that manage the Constellation Institutional Portfolios and pleased to offer investment solutions using their disciplined strategies.

Thank you for the confidence you have placed in us. We look forward to serving your investment needs in the years to come.

Sincerely,

Jill T. McGruder,
President, Constellation Institutional Portfolios

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Performance

Total Returns of the Constellation Institutional Portfolios
Through June 30, 2006

Current performance may be different than the performance data quoted. Please call (800) 304-2459 for the most recent month end performance information.

	Six Months		Calendar Year to Date		One Year	Five Years	Since Inception	Total Net Assets ($mil)

CIP Sands Capital Institutional Growth Portfolio*	(9.33%	)	(9.33%	)	1.91%	n/a	4.75%	$1,076.5
Russell 1000 Growth Index	(0.88%	)	(0.88%	)	6.17%	n/a	10.17%
Inception date: 1/21/05

CIP JSAM Large Cap Value Portfolio*	2.05%		2.05%		6.49%	n/a	3.41%	$18.6
Russell 1000 Value Index	6.56%		6.56%		12.10%	n/a	9.71%
Inception date: 6/20/05

CIP JSAM Value Portfolio*	(2.80%	)	(2.80%	)	5.44%	n/a	1.69%	$8.0
Russell Midcap Value Index	7.02%		7.02%		14.25%	n/a	12.83%
Inception date: 6/17/05

The Constellation Institutional Portfolios are distributed by Touchstone Securities, Inc., Cincinnati, OH 45202. The investor should consider the investment objectives, risks, charges and expenses before investing. This information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in the funds, can be obtained by calling (800) 304-2459. Read the prospectus carefully before investing. The performance data quoted represents past performance and the principal value, and the investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.

Returns less than one year have not been annualized. The performance in the above table does not reflect the deduction of taxes a shareholder will pay on the fund distributions or the redemption of fund shares. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. The indexes mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible.
*	Investing in non-diversified portfolios may increase volatility and expose the investor to greater risk of loss from a small number of holdings.

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Disclosure of Fund Expenses

Constellation Institutional Portfolios
Disclosure of Fund Expenses (unaudited)
For the Six Month Period January 1, 2006 to June 30, 2006

All mutual funds have operating expenses. As a shareholder of a Fund (i.e., a CIP Portfolio), you incur ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period.

Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period shown, but that the expense ratio (in the “Expense Ratio” column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports of other funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

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Disclosure of Fund Expenses

	Beginning Account Value 01/1/06	Ending Account Value 06/30/06	Expense Ratio (1)	Expenses Paid During Period (2)
CIP Sands Capital Institutional Growth Portfolio

Actual Fund Return	$1,000.00	$907.00	0.80%	$3.78
Hypothetical 5% Return	1,000.00	1,021.00	0.80%	4.01

	Beginning Account Value 01/1/06	Ending Account Value 06/30/06	Expense Ratio (1)	Expenses Paid During Period (2)
CIP JSAM Large Cap Value Portfolio

Actual Fund Return	$1,000.00	$1,021.00	0.75%	$3.76
Hypothetical 5% Return	1,000.00	1,021.00	0.75%	3.76

	Beginning Account Value 01/1/06	Ending Account Value 06/30/06	Expense Ratio (1)	Expenses Paid During Period (2)
CIP JSAM Value Portfolio

Actual Fund Return	$1,000.00	$972.00	0.91%	$4.45
Hypothetical 5% Return	1,000.00	1,020.00	0.91%	4.56

(1)	Annualized, based on the Fund’s most recent fiscal year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal year, then divided by 365.

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Constellation Institutional Portfolios – CIP Sands Capital Institutional Growth Portfolio

Schedule of Investments
June 30, 2006 (unaudited)

Sector Weightings+

Consumer Discretionary	17.77%
Consumer Staples	3.45%
Energy	2.88%
Financial Services	9.99%
Health Care	31.63%
Technology	29.08%
Telecommunication	2.23%
Short-term Instruments	2.97%

Total Investments	100.00%

+	As a percent of total investments

Shares		Market Value

COMMON STOCK – 96.50%

CONSUMER DISCRETIONARY – 17.67%

902,700	Apollo Group, Inc.*	$46,642,509
65,936	Bed Bath & Beyond Inc.*	2,187,097
736,700	Lowe’s Companies, Inc.	44,695,589
2,561,700	Starbucks Corp.*	96,729,792

		190,254,987

CONSUMER STAPLES – 3.44%

824,900	Walgreen Co.	36,988,516

ENERGY – 2.86%

473,400	Schlumberger Ltd.	30,823,074

FINANCIAL SERVICES – 9.93%

114,800	Chicago Mercantile Exchange Holdings Inc.	56,384,020
254,100	Intercontinental Exchange Inc.*	14,722,554
657,800	Moody’s Corp.	35,823,788

		106,930,362

HEALTH CARE – 31.46%

461,100	Abraxis Bioscience, Inc.*	10,992,624
418,100	Allergan, Inc.	44,845,406
889,400	Genentech, Inc.*	72,752,920
823,800	Genzyme Corp.*	50,292,990
148,600	Intuitive Surgical, Inc.*	17,530,342
457,000	Medtronic Inc.	21,442,440
410,900	Patterson Companies Inc.*	14,352,737
592,300	Stryker Corp.	24,941,753
1,400,700	Teva Pharmaceutical Industries Ltd. (ADR)	44,248,113
440,600	Varian Medical Systems, Inc.*	20,862,410
289,000	Zimmer Holdings, Inc.*	16,392,080

		338,653,815

Shares		Market Value

TECHNOLOGY – 28.92%

440,600	Apple Computer, Inc.*	$25,167,072
2,105,700	eBay Inc.*	61,675,953
243,900	Google Inc.*	102,274,587
340,200	Iron Mountain Inc.*	12,716,676
1,059,500	QUALCOMM Inc.	42,454,165
1,100,500	Red Hat, Inc.*	25,751,700
1,252,100	Yahoo! Inc.*	41,319,300

		311,359,453

TELECOMMUNICATION – 2.22%

717,300	America Movil S.A. de C.V. (ADR)	23,857,398

TOTAL COMMON STOCK (cost $1,077,056,437)		1,038,867,605

SHORT-TERM INVESTMENTS – 2.96%
31,815,570	BlackRock Liquidity Funds
	TempCash, 5.04%	31,815,570
(cost $31,815,570)

TOTAL INVESTMENTS – 99.46% (cost $1,108,872,007)		1,070,683,175

OTHER ASSETS LESS LIABILITIES – 0.54%		5,814,191

NET ASSETS – 100.00%		$1,076,497,366

*	non-income producing securities
ADR – American Depositary Receipt

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Constellation Institutional Portfolios – CIP JSAM Large Cap Value Portfolio

Schedule of Investments June 30, 2006 (unaudited)

Sector Weightings+

Autos & Transportation	4.38%
Consumer Discretionary	4.72%
Consumer Staples	7.87%
Energy	4.89%
Financial Services	32.04%
Health Care	7.25%
Materials and Processing	6.02%
Other	4.67%
Producer Durables	8.51%
Technology	18.08%
Telecommunication	1.57%

Total Investments	100.00%

+	As a percent of total investments

Shares		Market Value

COMMON STOCK – 98.36%

AUTOS & TRANSPORTATION – 4.31%

10,900	AMR Corp.*	$277,078
17,200	Lear Corp.*	382,012
4,600	UAL Corp.*	142,692

		801,782

CONSUMER DISCRETIONARY – 4.64%

13,800	Federated Department Stores, Inc.	505,080
3,400	Gannett Co., Inc.	190,162
8,197	Liberty Global Inc. – Series C*	168,612

		863,854

CONSUMER STAPLES – 7.74%

12,750	Altria Group, Inc.	936,233
12,100	Safeway Inc.	314,600
12,800	Tyson Foods, Inc. – Cl A	190,208

		1,441,041

ENERGY – 4.81%

74,700	Reliant Energy Inc.*	894,906

FINANCIAL SERVICES – 31.51%

3,800	Bank of America Corp.	182,780
19,350	Citigroup Inc.	933,444
22,850	Fannie Mae	1,099,085
17,850	Freddie Mac	1,017,629
22,100	JPMorgan Chase & Co.	928,200
2,050	Merrill Lynch & Co., Inc.	142,598
7,700	MGIC Investment Corp.	500,500
23,300	Washington Mutual, Inc.	1,062,014

		5,866,250

Shares		Market Value

HEALTH CARE – 7.14%

13,500	Sanofi-Aventis (ADR)	$657,450
96,200	Tenet Healthcare Corp.*	671,476

		1,328,926

MATERIALS & PROCESSING – 5.92%

227,650	Abitibi-Consolidated Inc.	623,761
14,800	International Paper Co.	478,040

		1,101,801

OTHER – 4.59%

11,700	iShares Russell 1000 Value Index Fund	855,504

PRODUCER DURABLES – 8.37%

550	The Boeing Co.	45,050
12,400	General Electric Co.	408,704
3,950	Honeywell International Inc.	159,185
34,400	Tyco International Ltd.	946,000

		1,558,939

TECHNOLOGY – 17.79%

69,600	Alcatel SA (ADR)*	877,656
13,700	AU Optronics Corp.	195,088
27,900	Avnet, Inc.*	558,558
388,000	Nortel Networks Corp.*	869,120
94,900	Sanmina-SCI Corp.*	436,540
18,700	Sprint Nextel Corp.	373,813

		3,310,775

TELECOMMUNICATION – 1.54%

7,000	Embarq Corp.*	286,930

TOTAL COMMON STOCK (cost $18,553,827)		18,310,708

OTHER ASSETS LESS LIABILITIES – 1.64%		304,660

NET ASSETS – 100.00%		$18,615,368

*	non-income producing securities
ADR – American Depositary Receipt

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Constellation Institutional Portfolios – CIP JSAM Value Portfolio

Schedule of Investments
June 30, 2006 (unaudited)

Sector Weightings+

Autos & Transportation	12.21%
Consumer Discretionary	3.83%
Consumer Staples	4.01%
Energy	4.80%
Financial Services	19.52%
Health Care	4.90%
Materials and Processing	9.68%
Other	3.62%
Producer Durables	15.47%
Technology	20.34%
Telecommunication	1.62%

Total Investments	100.00%

+	As a percent of total investments

Shares		Market Value

COMMON STOCK – 98.07%

AUTOS & TRANSPORTATION – 11.97%

6,400	AMR Corp.*	$162,688
14,900	Cooper Tire & Rubber Co.	165,986
5,500	Fleetwood Enterprises, Inc.*	41,470
14,900	Lear Corp.*	330,929
4,400	UAL Corp.*	136,488
2,400	US Airways Group, Inc.*	121,296

		958,857

CONSUMER DISCRETIONARY – 3.76%

11,500	Eddie Bauer Holdings, Inc.*	132,250
23,000	Libbey Inc.	169,050

		301,300

CONSUMER STAPLES – 3.93%

6,700	Gold Kist Inc.*	89,579
1,700	Loews Corp. – Carolina Group	87,329
10,700	Spectrum Brands, Inc.*	138,244

		315,152

ENERGY – 4.71%

31,500	Reliant Energy Inc.*	377,370

FINANCIAL SERVICES – 19.14%

9,600	American Equity Investment Life Holding Co.	102,336
7,100	Annaly Mortgage Management Inc.	90,951
10,400	Fannie Mae	500,240
5,200	Freddie Mac	296,452
5,700	JPMorgan Chase & Co.	239,400
10,000	New York Community Bancorp, Inc.	165,100
3,100	The PMI Group, Inc.	138,198

		1,532,677

Shares		Market Value

HEALTH CARE – 4.81%

4,900	SFBC International, Inc.*	$74,284
44,500	Tenet Healthcare Corp.*	310,610

		384,894

MATERIALS & PROCESSING – 9.49%

9,200	Bowater Inc.	209,300
5,000	Chemtura Corp.	46,700
5,400	Cytec Industries Inc.	289,764
6,100	Ferro Corp.	97,356
2,900	Neenah Paper, Inc.	88,305
21,200	Tembec Inc.*	28,556

		759,981

OTHER – 3.55%

43,600	Bombardier Inc. – Cl B*	122,093
15,000	Hudson Highland Group, Inc.*	161,850

		283,943

PRODUCER DURABLES – 15.17%

111,900	Abitibi-Consolidated Inc.	306,606
63,900	Global Power Equipment Group Inc.*	203,202
12,300	Tyco International Ltd.	338,250
7,100	Willbros Group, Inc.*	134,474
63,200	Wolverine Tube Inc.*	231,944

		1,214,476

TECHNOLOGY – 19.95%

99,600	Alliance Semiconductor Corp.*	269,916
5,100	ASE Test Limited.*	46,308
4,000	ASM International N.V.*	62,560
11,900	Avnet, Inc.*	238,239
14,000	BE Semiconductor Industries N.V.*	79,660
10,000	BearingPoint, Inc.*	83,700
20,700	Credence Systems Corp.*	72,450
6,100	MasTec, Inc.*	80,581
39,300	Nortel Networks Corp.*	88,032
62,400	Sanmina-SCI Corp.*	287,040
19,300	Solectron Corp.*	66,006
11,300	Take-Two Interactive Software, Inc.*	120,458
13,100	UTStarcom, Inc.*	102,049

		1,596,999

TELECOMMUNICATION – 1.59%

3,100	Embarq Corp.*	127,069

TOTAL COMMON STOCK (cost $8,437,377)		7,852,718

OTHER ASSETS LESS LIABILITIES – 1.93%		154,140

NET ASSETS – 100.00%		$8,006,858

*	non-income producing securities

See accompanying notes to financial statements.

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Financial Statements

Constellation Institutional Portfolios
Statements of Assets and Liabilities
June 30, 2006 (unaudited)

	CIP Sands Capital Institutional Growth Portfolio	CIP JSAM Large Cap Value Portfolio	CIP JSAM Value Portfolio

ASSETS
Investments in securities at value (cost $1,108,872,007, $18,553,827 and $8,437,377, respectively)	$1,070,683,175	$18,310,708	$7,852,718
Cash	—	111,734	25,069
Receivables:
Dividends and Interest	138,655	34,993	4,514
Investments sold	10,271,688	371,776	—
Capital Stock sold	4,195,937	6,000	124,186
Prepaid Assets	84,116	5,620	5,615

TOTAL ASSETS	1,085,373,571	18,840,831	8,012,102

LIABILITIES
Payables:
Investments purchased	7,776,830	187,792	—
Capital Stock redeemed	431,587	25,120	—
Unified Management fee	667,788	10,704	5,244
Foreign Tax withheld	—	1,847	—

TOTAL LIABILITIES	8,876,205	225,463	5,244

NET ASSETS
Net assets applicable to 100,732,706, 1,841,064 and 798,024 outstanding shares, respectively	$1,076,497,366	$18,615,368	$8,006,858

Net asset value and redemption price per share ($1,076,497,366 ÷ 100,732,706 shares; $18,615,368 ÷ 1,841,064 shares; $8,006,858 ÷ 798,024 shares;)	$10.69	$10.11	$10.03

SOURCE OF NET ASSETS
At June 30, 2006, net assets consisted of:
Paid-in capital	$1,125,476,586	$18,259,888	$8,032,852
Accumulated net investment income/(loss)	(2,001,148)	21	(29)
Accumulated net realized gain/(loss) on investments	(8,789,240)	598,578	558,694
Net unrealized depreciation on investments	(38,188,832)	(243,119)	(584,659)

NET ASSETS	$1,076,497,366	$18,615,368	$8,006,858

See accompanying notes to financial statements.

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Financial Statements

Constellation Institutional Portfolios
Statements of Operations
For the Six Months Ended June 30, 2006 (unaudited)

	CIP Sands Capital Institutional Growth Portfolio	CIP JSAM Large Cap Value Portfolio	CIP JSAM Value Portfolio

INVESTMENT INCOME
Dividends (net of foreign taxes of $26,172, $2,885 and $515, respectively)	$1,478,056	$178,455	$45,501

TOTAL INVESTMENT INCOME	1,478,056	178,455	45,501

EXPENSES
Unified Management fee	3,374,750	59,305	32,415
Registration fees	41,211	3,519	3,519
Miscellaneous expenses	63,243	1,751	1,000

TOTAL EXPENSES	3,479,204	64,575	36,934

NET INVESTMENT INCOME/(LOSS)	(2,001,148)	113,880	8,567

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from security transactions	(7,696,938)	494,581	449,327
Net change in unrealized appreciation/depreciation of investments	(82,491,750)	(420,123)	(710,501)

Net realized and unrealized gain/(loss) on investments	(90,188,688)	74,458	(261,174)

Net increase/(decrease) in net assets resulting from operations	$(92,189,836)	$188,338	$(252,607)

See accompanying notes to financial statements.

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Financial Statements

Constellation Institutional Portfolios
Statements of Changes in Net Assets

	CIP Sands Capital Institutional Growth Portfolio		CIP JSAM Large Cap Value Portfolio		CIP JSAM Value Portfolio

	Six Months Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005(1)	Six Months Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005(2)	Six Months Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005(3)

OPERATIONS
Net investment income/(loss)	$(2,001,148)	$(929,982)	$113,880	$73,667	$8,567	$10,272
Net realized gain/(loss) from security transactions	(7,696,938)	(1,092,302)	494,581	278,136	449,327	200,310
Net change in unrealized appreciation/depreciation of investments	(82,491,750)	44,302,918	(420,123)	177,004	(710,501)	125,842

Net increase/(decrease) in net assets	(92,189,836)	42,280,634	188,338	528,807	(252,607)	336,424

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—	—	(113,967)	(73,559)	(8,623)	(10,245)
Distributions from realized gains	—	—	—	(174,139)	—	(90,943)

Total distributions to shareholders	—	—	(113,967)	(247,698)	(8,623)	(101,188)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	606,780,520	591,430,758	4,348,056	14,413,430	1,675,067	7,602,726
Shares issued as reinvestment of distributions	—	—	105,885	244,601	8,539	86,867
Shares redeemed	(53,596,013)	(18,208,697)	(586,049)	(266,035)	(1,129,509)	(210,838)

Increase in net assets derived from capital share transactions (a)	553,184,507	573,222,061	3,867,892	14,391,996	554,097	7,478,755

Total increase in net assets	460,994,671	615,502,695	3,942,263	14,673,105	292,867	7,713,991

NET ASSETS
Beginning of period	615,502,695	—	14,673,105	—	7,713,991	—
End of period	$1,076,497,366	$615,502,695	$18,615,368	$14,673,105	8,006,858	$7,713,991

Accumulated Net Investment Income/(Loss)	$(2,001,148)	$—	$21	$108	(29)	$27

(a) Transactions in capital stock were:
Shares sold	53,361,846	53,797,479	415,824	1,474,893	157,743	759,724
Shares issued as reinvestment of distributions	—	—	10,377	24,620	826	8,423
Shares redeemed	(4,833,002)	(1,593,617)	(57,508)	(27,142)	(107,352)	(21,340)

Increase in shares outstanding	48,528,844	52,203,862	368,693	1,472,371	51,217	746,807

(1)	Fund commenced operations on January 21, 2005.
(2)	Fund commenced operations on June 20, 2005.
(3)	Fund commenced operations on June 17, 2005.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

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Financial Statements

Constellation Institutional Portfolios
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	CIP Sands Capital Institutional Growth Portfolio			CIP JSAM Large Cap Value Portfolio			CIP JSAM Value Portfolio

	For the Six Months Ended June 30, 2006 (unaudited)	For the Period Ended December 31, 2005(1)		For the SixMonths Ended June 30, 2006 (unaudited)		For the Period Ended December 31, 2005(2)	For the Six Months Ended June 30, 2006 (unaudited)	For the Period Ended December 31, 2005(3)

Net Asset Value, Beginning of Period	$11.79	$10.00		$9.97		$10.00	$10.33	$10.00

Income from Investment Operations:
Net investment income/(loss)	(0.02)	(0.02)		0.07		0.05	0.01	0.02
Net realized and unrealized gain/(loss) on investments	(1.08)	1.81		0.14		0.09	(0.30)	0.45

Total from investment operations	(1.10)	1.79		0.21		0.14	(0.29)	0.47

Less Distributions:
Distributions from net investment income	—	—		(0.07)		(0.05)	(0.01)	(0.02)
Distributions from capital gains	—	—		—		(0.12)	—	(0.12)

Total distributions	—	—		(0.07)		(0.17)	(0.01)	(0.14)

Net Asset Value, End of Period	$10.69	$11.79		$10.11		$9.97	$10.03	$10.33

Total Return**	(9.33)%	17.90%		2.05%		1.43%	(2.80)%	4.69%
Ratios/Supplemental Data
Net assets, end of period (000):	$1,076,497	$615,503		$18,615		$14,673	$8,007	$7,714
Ratio of expenses to average net assets:	0.80%*	0.79	%*	0.75	%*	0.71%*	0.91%*	0.83%*
Ratio of net investment income/(loss) to average net assets:	(0.46)%*	(0.45	)%*	1.34	%*	1.24%*	0.21%*	0.34%*
Portfolio turnover rate:	14.17%**	15.62	%**	36.66	%**	44.74%**	38.54%**	42.99%**

(1)	Fund commenced operations on January 21, 2005.
(2)	Fund commenced operations on June 20, 2005.
(3)	Fund commenced operations on June 17, 2005.
*	Calculation is annualized.
**	Calculation is not annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
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Notes to Financial Statements

Constellation Institutional Portfolios Notes to Financial Statements
June 30, 2006 (unaudited)

1.	ORGANIZATION

Constellation Institutional Portfolios (the “Trust”), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with three active portfolios, all of which are non-diversified. The financial statements included herein are those of the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio (the “Funds”). The Funds commenced operations on January 21, 2005, June 20, 2005 and June 17, 2005, respectively.

The Funds are registered to offer one class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the class of shares currently being offered.

The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Trust’s business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Security Valuation – Investments in equity securities which are traded on a national exchange, other than on the NASDAQ national market system, are stated at the last quoted sales price, if readily available, for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the “NOCP”) instead of the last reported sales price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. For the six months ended June 30, 2006, there were no securities fair-valued.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

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Notes to Financial Statements

Net Asset Value Per Share – The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

Expenses – The Funds pay a unified management fee to the investment manager for providing or procuring advisory, administration and other services. The Investment Manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Funds will pay all state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

Dividends and Distributions – The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.	TRANSACTIONS WITH AFFILIATES

Certain officers and Trustees of the Trust are also officers of the Investment Manager (Touchstone Advisors, Inc. or “Touchstone”). Such officers are paid no fees by the Trust for serving as officers and Trustees of the Trust.

Touchstone Securities, Inc. acts as Distributor for the Funds.

4.	MANAGEMENT AGREEMENT

The Trust and Touchstone are parties to a Management Agreement under which Touchstone receives a fee, calculated daily and paid monthly, of 0.78%, 0.70% and 0.80% per annum of the average daily net assets of the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio, respectively. Under the Management Agreement, Touchstone continuously reviews, supervises and administers the Funds’ investment programs, subject to the supervision of and policies established by the Board of Trustees. Under the Management Agreement, Touchstone also provides administrative services to the Trust and pays all operating expenses on the Trust’s behalf, excluding BlueSky state registration fees and charges incurred for EDGAR filings.

Sands Capital Management, LLC, a SEC registered adviser, serves as the sub-adviser to the CIP Sands Capital

Institutional Growth Portfolio and makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.

JS Asset Management, LLC (“JSAM”), a SEC registered adviser, serves as the sub-adviser to the CIP JSAM Value and CIP JSAM Large Cap Value Portfolios and makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines.

5.	OTHER SERVICE PROVIDERS

PFPC Inc. (“PFPC”) serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and Touchstone. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. Touchstone compensates PFPC and PFPC Trust Co. for their services. Touchstone has incurred expenses of $201,023 for sub-administration services and other charges on behalf of the Trust for the period March 1, 2006 to
June 30, 2006.

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds of security sales, other than short-term investments, for the periods ended June 30, 2006, were as follows:

Portfolio	Purchases	Sales

CIP Sands Capital Institutional Growth	$655,388,762	$118,738,361
CIP JSAM Large Cap Value	10,207,111	5,965,136
CIP JSAM Value	3,797,021	3,071,335

7.	FEDERAL INCOME TAXES

The Funds are classified as separate taxable entities for Federal income tax purposes. The Funds intend to continue to qualify as separate “Regulated Investment Companies” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve them from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

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Notes to Financial Statements

The tax character of distributions paid during the period ended December 31, 2005 was as follows:

	CIP Sands Capital Institutional Growth	CIP JSAM Large Cap Value	CIP JSAM Value

Ordinary Income (inclusive of short-term capital gains)	$—	$247,698	$101,188

Total Distribution Paid	$—	$247,698	$101,188

The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise.

For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2005, the Sands Capital Institutional Growth Portfolio has a capital loss carryforward of $8,645, which expires in 2013.

At December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

	Sands Capital Institutional Growth	JSAM Large Cap Value	JSAM Value

Undistributed ordinary income	$—	$108	$27
Undistributed short-term gains	—	122,158	135,205
Capital loss carryforward	(8,645)	—	—
Post-October deferred losses	(993,231)	—	—
Net unrealized appreciation	44,212,492	158,843	100,004

Total Distributable Earnings	$43,210,616	$281,109	$235,236

The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year end.

At June 30, 2006, tax cost of investments and gross unrealized appreciation and gross unrealized depreciation were as follows:

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Depreciation

CIP Sands Capital Institutional Growth	$1,108,872,007	$54,477,437	$(92,666,269)	$(38,188,832)
CIP JSAM Large Cap Value	18,553,827	696,493	(939,612)	(243,119)
CIP JSAM Value	8,437,377	448,241	(1,032,900)	(584,659)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

8.	CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ net asset value and magnified effect on the total return.

9.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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Notes to Financial Statements

10.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 9, 2006, KPMG LLP (KPMG) resigned as independent registered public accounting firm of the Trust at the request of the Trust. On May 17, 2006, the Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, engaged Ernst & Young LLP as independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2006. KPMG’s audit reports on the Funds’ financial statements for the prior period ended December 31, 2005, contained no adverse opinion or disclaimer of opinion; nor were its report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with the audit for the period ended December 31, 2005 and the subsequent interim period through May 9, 2006, (1) there were no disagreements between the Trust and KPMG on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreement in its report, and (2) there were no reportable events.

Board Considerations for Approval of New Advisory and Sub-Advisory Agreements (unaudited)

Approval of Management Agreement. On September 16, 2005, Constellation Investment Management Company, L.P. (“CIMCO”), the former investment manager to the Constellation Institutional Portfolios (the “Trust”), informed the Board of Trustees (the “Board”) that it had entered into a letter of intent with Touchstone Advisors, Inc. (“Touchstone”) to work toward a definitive agreement (the “Agreement”) under the terms of which CIMCO would sell substantially all of its assets to Touchstone and propose to the Board that Touchstone replace CIMCO as investment manager to the Trust (the “Transaction”). To assist in its consideration of this proposal, the Board requested, through its independent legal counsel, and received from Touchstone, various written materials providing detailed information about: (a) the nature of Touchstone’s investment management and other services proposed to be provided to the portfolios of the Trust (collectively, the “Funds”), as well as those it currently provides to the Touchstone Strategic Trust, Touchstone Tax Free Trust, Touchstone Variable Series Trust and Touchstone Investment Trust (collectively, the “Touchstone Funds”); (b) Touchstone’s investment management personnel, including its use of sub-advisers to manage the day-to-day investment operations of the Touchstone Funds and its intention to utilize the Funds’ then-current sub-advisers, if approved, to serve as investment sub-advisers; (c) Touchstone’s operations and financial condition; (d) Touchstone’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level and structure of the management fees that Touchstone proposed to charge the Funds; (f) Touchstone’s comprehensive compliance program and the qualifications of its chief compliance officer and compliance staff; (g) Touchstone’s reputation, expertise and resources as an investment manager; and (h) its future plans for the Funds and Touchstone’s past experience in successfully integrating other mutual funds into the Touchstone Funds.

After receiving and reviewing these materials, the Board held an in-person meeting on October 12, 2005 to further discuss the proposal to appoint Touchstone as investment manager to the Funds. Representatives from Touchstone attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. Touchstone elaborated upon its practice of utilizing sub-advisers for the day-to-day management of the Touchstone Funds’ investments, similar to the structure currently used by CIMCO for the Funds, and discussed the manner in which it selected and exercised oversight over sub-advisers. Touchstone further discussed its affiliated entity that would be proposed to provide distribution services to the Funds in conjunction with Touchstone’s appointment as investment manager. Touchstone provided information about the strength of its current capacity to successfully distribute the Funds to a broad investor base through its existing network of selling dealers and captive distribution force. Touchstone provided general information regarding its expected profitability from its relationship with the Funds, and the general complex-wide asset level which was necessary to financially support Touchstone’s operational infrastructure. Touchstone also commented on the financial strength of its parent company and the commitment of the entire Touchstone organization to its mutual fund and asset management business. The Trustees then discussed the written materials that the Board received before the meeting and Touchstone’s oral presentation and all other information that the Board received or discussed at the meeting.

The Board held another in-person meeting on October 21, 2005 to further consider the proposal to appoint Touchstone as investment manager to the Funds. The Board then deliberated on the proposal to appoint Touchstone as investment manager to the Funds in light of all the information it had received. The non-interested Trustees, assisted by their independent legal counsel, met in executive session to discuss the proposal to approve Touchstone as the new investment manager for the Funds. After deliberating in executive session, the entire Board reconvened to discuss the anticipated benefits to the Funds

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Notes to Financial Statements

and the shareholders that were expected as a result of the appointment of Touchstone as investment manager to the Funds.

The Board unanimously determined that the proposal to approve Touchstone as the new investment manager for the Funds would be in the best interests of the shareholders and the Funds, subject to the successful closing of the Transaction pursuant to the terms of the Agreement. Further, the Board’s approval of the investment management agreement between Touchstone and the Trust, on behalf of the Funds (the “Management Agreement”), was made subject to its receipt of and the opportunity for its counsel to review a definitive form of the Agreement, as well as the execution thereof. At a telephonic meeting held on November 22, 2005, CIMCO informed the Board that the Agreement had been executed on November 18, 2005 between and among the various parties, in response to which the Board agreed that this condition of its approval of the Management Agreement had been satisfied.

In determining whether to approve the Management Agreement and to recommend its approval to shareholders, the Board considered, with the assistance of independent legal counsel, the following factors, in addition to all other information it deemed relevant, and drew the following conclusions:

(i)
CIMCO’s decision to sell its investment management business and its proposal that the Board appoint Touchstone to succeed CIMCO as investment manager to the Funds, and its conclusion that CIMCO’s actions appeared reasonable under the circumstances;

(ii)	the terms and conditions of the Agreement, and the Board’s conclusion that the terms of the Agreement did not involve overreaching by either entity;

(iii)	the nature of Touchstone’s investment management and other services proposed to be provided to the Funds, and the Board’s conclusion that the intended scope of services were satisfactory and comparable to those currently provided by CIMCO;

(iv)	Touchstone’s intention to continue to utilize the same group of sub-advisers currently responsible for the day-to-day management of the Funds’ respective investments, as these may be modified by the Board subsequent to the date of the Agreement and the Board’s conclusion that the preservation of continuity of management would be beneficial to shareholders;

(v)	the fees proposed to be paid to Touchstone pursuant to the terms of the Management Agreement, and the Board’s conclusion that the fees were reasonable in light of the services to be provided;
(vi)
the current and historic asset levels of the Funds, both individually and in the aggregate, and the Board’s conclusion that asset levels were not of a sufficient magnitude as to represent a likelihood of economies of scale being realized in the near-term by Touchstone, and, thus, did not deem it necessary to make a determination as to whether the management fees proposed to be paid to Touchstone under the Management Agreement made accommodations for such economies of scale;

(vii)	the reputation, financial strength and resources of Touchstone and its affiliates and the qualifications and experience of the investment management personnel at Touchstone, and the Board’s conclusion that Touchstone demonstrated an institutional commitment to the success of its mutual funds, and that personnel resources were adequate based on Touchstone’s use of a sub-adviser management model;

(viii)	Touchstone’s description of its substantial distribution resources, and the Board’s conclusion that its distribution program, if successful, had the potential to benefit shareholders through the potential for increased Fund assets and potential economies that may result;

(ix)	Touchstone’s intention to bear all costs and expenses associated with obtaining shareholder approval of any necessary condition of the Transaction, and the Board’s conclusion that it was appropriate for Touchstone to bear such costs as opposed to such costs being borne by shareholders; and

(x)	Touchstone’s intention for current Fund shareholders to be grandfathered from the Touchstone Funds’ sales charge structure, in a manner similar to the Funds’ existing no load structure, in the event of a future reorganization of the Funds into the Touchstone Funds.

The Board did not consider Touchstone’s historical investment performance to be relevant to its considerations because Touchstone intends to use the same group of sub-advisers currently used by CIMCO and, therefore, the Board made no conclusion with regard to Touchstone’s performance. Further, the Board did not rely on a comparison of the Management Agreement with other comparable advisory agreements, because the Management

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Notes to Financial Statements

Agreement was in the same form and contained the same substantive provisions as the investment management agreement that was currently in effect between CIMCO and the Trust, on behalf of the Funds.

In drawing its conclusions with regard to the above factors and determining to approve the Management Agreement, subject to the successful closing of the Transaction pursuant to the terms of the Agreement, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision. Based upon its evaluation of all relevant factors, the Board, including all of the non-interested Trustees, concluded that approval of the Management Agreement would be in the best interests of each Fund and its shareholders. Further, the Board determined that the Management Agreement should be submitted to shareholders for their consideration and approval. At the February 28, 2006 Special Meeting of shareholders of the Trust, shareholders voted to approve the Management Agreement.

Approval of Sub-Advisory Agreements. In addition to its considerations made with regard to the Management Agreement at its October 21, 2005 meeting, the Board similarly considered and approved new sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between Touchstone and each of Sands Capital Management, LLC and JS Asset Management, LLC, the sub-advisers to the Funds (collectively, the “Sub-Advisers”).

The Board did not deem it necessary to request information from each of the Sub-Advisers because the Board concluded that it was sufficiently familiar with the services provided by each Sub-Adviser, its respective personnel and prior performance as a result of its regular monitoring process, as well as the reports it received from CIMCO, and the fact that the termination of the then-current sub-advisory agreements between CIMCO and each of the Sub-Advisers (collectively, the “Current Sub-Advisory Agreements”) would occur solely as a result of the Transaction. Further, the terms of each Sub-Advisory Agreement were materially identical to those contained in the respective Current Sub-Advisory Agreement, with the exception of the change in effective date and parties.

For each of the Funds and their respective Sub-Advisers, the Board considered the Fund’s performance relative to its benchmark and its peers, the Fund’s expense ratios relative to other Funds and the nature and scope of advisory services provided under the Current Sub-Advisory Agreement that were anticipated to carry forward under the Sub-Advisory Agreement. In addition, Touchstone affirmed that there were no material business arrangements between Touchstone or any of its affiliates and any of the

Sub-Advisers that the Board should consider in the course of evaluating a Sub-Adviser’s contract.

The Board unanimously determined that the proposals to approve the Sub-Advisory Agreements for the Funds would be in the best interests of the shareholders and the Funds. In determining whether to approve the Sub-Advisory Agreements and to recommend their approval to shareholders, the Board considered, with the assistance of independent legal counsel, the following factors, in addition to all other information it deemed relevant, and drew the following conclusions:

(i)
Touchstone’s intention to continue to utilize the same group of Sub-Advisers then-currently responsible for the day-to-day management of the Funds’ respective investments at the time it becomes adviser to the Funds, and the Board’s conclusion that the preservation of continuity of management would be beneficial to shareholders;

(ii)	the nature of each respective Sub-Adviser’s investment management services proposed to be provided to the Funds, and the Board’s conclusion that the intended scope of services would be identical to those currently provided by that Sub-Adviser pursuant to its respective Current Sub-Advisory Agreement;

(iii)	the investment performance that each respective Sub-Adviser had achieved for its Fund in the past;

(iv)	the fees proposed to be paid by Touchstone to the various Sub-Advisers pursuant to the terms of each Sub-Advisory Agreement were identical to the fees which the Board had previously approved to be paid by CIMCO to the various Sub-Advisers pursuant to the terms of each Current Sub-Advisory Agreement, and the Board’s conclusion that the fees were reasonable in light of the services to be provided; and

(v)	the current and historic asset levels of the Funds, both individually and in the aggregate, and the Board’s conclusion that asset levels were not of a sufficient magnitude as to represent a likelihood of economies of scale being realized in the near-term by any Sub-Adviser, and, thus, did not deem it necessary to make a determination as to whether the sub-advisory fees proposed to be paid to each Sub-Adviser under its respective Sub-Advisory Agreement made accommodations for such economies of scale.

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Notes to Financial Statements

In drawing its conclusions with regard to the above factors and determining to approve the Sub-Advisory Agreements, subject to the successful closing of the Transaction pursuant to the terms of the Agreement, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision. Based upon its evaluation of all relevant factors, the Board, including all of the non-interested Trustees, concluded that approval of each Sub-Advisory Agreement would be in the best interests of the corresponding Fund and its shareholders. Further, the Board determined that each Sub-Advisory Agreement should be submitted to shareholders for their consideration and approval. At the February 28, 2006 Special Meeting of shareholders of the Trust, each Sub-Advisory Agreement was approved by its respective Fund’s shareholders.

SHAREHOLDER VOTING RESULTS (unaudited)

There was a special meeting of shareholders held on February 17, 2006, at which the shareholders of each Fund were asked to consider several proposals:

1.	To elect Trustees of the Trust.

	No. of Shares	% of Oustanding Shares	% of Shares Voted

Phillip R. Cox
Affirmative	24,426,220.009	55.617%	99.249%
Withhold	184,900.000	0.421%	0.751%

TOTAL	24,611,120.009	56.038%	100.000%

Donald C. Siekmann
Affirmative	24,427,029.009	55.619%	99.252%
Withhold	184,091.000	0.419%	0.748%

TOTAL	24,611,120.009	56.038%	100.000%

Robert E. Stautberg
Affirmative	24,427,593.009	55.620%	99.254%
Withhold	183,527.000	0.418%	0.746%

TOTAL	24,611,120.009	56.038%	100.000%

Jill T. McGruder
Affirmative	24,425,057.009	55.614%	99.244%
Withhold	186,063.000	0.424%	0.756%

TOTAL	24,611,120.009	56.038%	100.000%

2(a)	To approve a new investment advisory agreement between the Trust, on behalf of the Fund and Touchstone Advisors, Inc. and/or

2(b)	To approve a new investment sub-advisory agreement for the Fund.

CIP Sands Capital Institutional Growth Portfolio

	No. of Shares	% of Oustanding Shares	% of Shares Voted

2(a) Advisory Agreement
Affirmative	17,611,942.591	42.160%	77.640%
Against	65,628.000	0.157%	0.289%
Abstain	204,172.000	0.489%	0.900%
Broker Non-votes	4,802,505.000	11.496%	21.171%

TOTAL	22,684,247.591	54.302%	100.000%

2(b) Sub-Advisory Agreement
Affirmative	17,539,100.320	41.985%	77.318%
Against	66,325.000	0.159%	0.293%
Abstain	276,317.271	0.662%	1.218%
Broker Non-votes	4,802,505.000	11.496%	21.171%

TOTAL	22,684,247.591	54.302%	100.000%

CIP JSAM Large Cap Value Portfolio

	No. of Shares	% of Oustanding Shares	% of Shares Voted

2(a) Advisory Agreement
Affirmative	1,116,094.765	77.624%	90.883%
Against	0.000	0.000%	0.000%
Abstain	571.000	0.039%	0.046%
Broker Non-votes	111,395.000	7.747%	9.071%

TOTAL	1,228,060.765	85.410%	100.000%

2(b) Sub-Advisory Agreement
Affirmative	1,116,094.765	77.624%	90.883%
Against	0.000	0.000%	0.000%
Abstain	571.000	0.039%	0.046%
Broker Non-votes	111,395.000	7.747%	9.071%

TOTAL	1,228,060.765	85.410%	100.000%

CIP JSAM Value Portfolio

	No. of Shares	% of Oustanding Shares	% of Shares Voted

2(a) Advisory Agreement
Affirmative	595,677.653	84.310%	85.242%
Against	11,260.000	1.594%	1.611%
Abstain	0.000	0.000%	0.000%
Broker Non-votes	91,874.000	13.004%	13.147%

TOTAL	698,811.653	98.908%	100.000%

2(b) Sub-Advisory Agreement
Affirmative	595,677.653	84.310%	85.242%
Against	11,260.000	1.594%	1.611%
Abstain	0.000	0.000%	0.000%
Broker Non-votes	91,874.000	13.004%	13.147%

TOTAL	698,811.653	98.908%	100.000%

18	|	Constellation Institutional Portfolios 2006 Semi-Annual Report

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Shareholder Additional Information

SHAREHOLDER ADDITIONAL INFORMATION PROXY VOTING INFORMATION
The Funds’ Statement of Additional Information (“SAI”), which contains a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling 1-800-304-2459; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q
The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Constellation Institutional Portfolios 2006 Semi-Annual Report	|	19

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For More Information

Constellation Institutional Portfolios
303 Broadway
Suite 1100
Cincinnati, OH 45202

Investment Manager
Touchstone Advisors, Inc.
303 Broadway
Suite 1100
Cincinnati, OH 45202

Distributor
Touchstone Securities, Inc.
303 Broadway
Suite 1100
Cincinnati, OH 45202

Sub-Advisers
Sands Capital Management, LLC
1100 Wilson Boulevard
Suite 3050
Arlington, VA 22209

JS Asset Management, LLC
One Tower Bridge
100 Front Street, Suite 501
West Conshohocken, PA 19428

Sub-Administrator, Transfer Agent and
Fund Accounting Agent
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Ernst & Young LLP
312 Walnut Street
Cincinnati, OH 45202

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

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Constellation Institutional Portfolios 303 Broadway, Suite 1100 Cincinnati, OH 45202 1 (800) 304 2459 www.ciptrust.com
A17SAR-0606	TSF-1105-SAR-0607

Item 2.   Code of Ethics.

Not applicable.

Item 3.   Audit Committee Financial Expert.

Not applicable.

Item 4.   Principal Accountant Fees and Services.

Not applicable.

Item 5.   Audit Committee of Listed registrants.

Not applicable.

Item 6.   Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.   Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Constellation Institutional Portfolios

By (Signature and Title)*	/s/ Jill McGruder

Jill McGruder, President
(principal executive officer)

Date	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill McGruder

Jill McGruder, President
(principal executive officer)

Date	August 30, 2006

By (Signature and Title)*	/s/ Terri Wiedenheft

Terrie Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	August 30, 2006

* Print the name and title of each signing officer under his or her signature.